Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 98.4%
Agricultural Products & Services - 1.4%
3,503,895	Charoen Pokphand Indonesia Tbk PT (a)(b)	$1,232,819
1,700,185	IOI Corp. Bhd (b)	1,358,691
308,982	Kuala Lumpur Kepong Bhd (b)	1,453,721
4,388,484	Sime Darby Plantation Bhd (b)	3,901,919
		7,947,150
Airport Services - 0.2%
3,602	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (b)	1,000,239

Aluminum - 0.4%
2,258,376	Press Metal Aluminium Holdings Bhd (b)	2,274,101

Apparel, Accessories & Luxury Goods - 3.0%
5,022	LPP S.A. (b)	17,304,251

Automobile Manufacturers - 2.1%
43,806	Hyundai Motor Co. (b)	6,865,206
75,919	Kia Corp. (b)	5,099,102
		11,964,308
Brewers - 0.6%
230,196	Cia Cervecerias Unidas S.A. ADR (b)(c)	3,736,081

Broadcasting - 0.1%
6,969,774	Elang Mahkota Teknologi Tbk PT (b)	330,068

Broadline Retail - 2.1%
4,099,680	Falabella S.A. (b)	9,843,261
317,873,690	GoTo Gojek Tokopedia Tbk PT (a)(b)	2,332,240
		12,175,501
Cable & Satellite - 0.6%
821,044	Cyfrowy Polsat S.A. (b)	3,333,892

Coal & Consumable Fuels - 0.2%
6,132,830	Adaro Energy Indonesia Tbk PT (b)	912,204

Commodity Chemicals - 3.2%
12,710,250	Barito Pacific Tbk PT (b)	631,592
1,865,264	Formosa Plastics Corp. (b)	5,132,628
14,501	LG Chem Ltd. (b)	7,340,468
2,421,327	Nan Ya Plastics Corp. (b)	5,636,507
		18,741,195
Consumer Finance - 1.4%
78,764	KRUK S.A. (b)	7,903,617

Consumer Staples Merchandise Retail - 1.7%
5,000,447	Cencosud S.A. (b)	9,691,483

Distillers & Vintners - 0.2%
368,126	Becle S.A.B. de C.V. (b)	901,981

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Diversified Banks - 18.0%
254,146	Absa Group Ltd. (b)	$2,267,312
429,822	Alior Bank S.A. (a)(b)	5,112,260
182,300,252	Banco de Chile (b)	19,029,140
258,879	Banco de Credito e Inversiones S.A. (b)	7,910,169
420,598	Banco Santander Brasil S.A. ADR (b)	2,675,003
25,321,225	Bank Central Asia Tbk PT (b)	15,453,674
679,226	Bank of the Philippine Islands (b)	1,338,777
960,566	Bank Polska Kasa Opieki S.A. (b)	26,176,100
625,778	BDO Unibank, Inc. (b)	1,561,058
35,822	Capitec Bank Holdings Ltd. (b)	2,984,010
11,540	Grupo Elektra S.A.B. de C.V. (a)(b)	773,558
610,695	Grupo Financiero Banorte S.A.B. de C.V. (b)	5,024,132
395,130	Grupo Financiero Inbursa S.A.B. de C.V. (a)(b)	935,136
362,671	Hong Leong Bank Bhd (b)	1,473,217
9,173,008	Public Bank Bhd (b)	7,566,380
410,719	Standard Bank Group Ltd. (b)	3,874,512
		104,154,438
Diversified Chemicals - 0.3%
162,743	Sasol Ltd. ADR (b)	2,014,758

Diversified Financial Services - 1.0%
1,657,031	FirstRand Ltd. (b)	6,030,770

Diversified Metals & Mining - 0.7%
647,114	Grupo Mexico S.A.B. de C.V. - Class B (b)	3,111,379
5,782,120	Merdeka Copper Gold Tbk PT (a)(b)	1,180,143
		4,291,522
Diversified Real Estate Activities - 0.2%
2,057,099	Ayala Land, Inc. (b)	905,579

Electric Utilities - 0.1%
94,301	Manila Electric Co. (b)	572,303

Electrical Components & Equipment - 0.4%
302,427	WEG S.A. (b)	2,388,745

Electronic Components - 3.1%
920,498	Delta Electronics, Inc. (b)	10,181,944
15,305	Samsung SDI Co., Ltd. (b)	7,770,686
		17,952,630
Electronic Manufacturing Services - 3.3%
5,301,105	Hon Hai Precision Industry Co., Ltd. (b)	19,233,729

Fertilizers & Agricultural Chemicals - 3.6%
291,040	Sociedad Quimica y Minera de Chile S.A. ADR (b)(c)	21,135,326

Financial Exchanges & Data - 0.6%
1,178,901	B3 S.A. - Brasil Bolsa Balcao (b)	3,597,123

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Food Retail - 4.6%
215,233	Dino Polska S.A. (a)(b)(d)	$25,133,764
8,354,998	Sumber Alfaria Trijaya Tbk PT (b)	1,437,779
		26,571,543
Footwear - 0.3%
195,321	CCC S.A. (a)(b)	2,024,812

Gold - 1.1%
121,356	AngloGold Ashanti Ltd. ADR (b)	2,559,398
262,951	Gold Fields Ltd. ADR (b)	3,636,612
		6,196,010
Health Care Facilities - 0.2%
178,539	Rede D’Or Sao Luiz S.A. (b)(d)	1,231,226

Independent Power Producers & Energy Traders - 0.8%
90,894	ACEN Corp. (a)(b)	8,875
28,104,842	Colbun S.A. (b)	4,451,877
		4,460,752
Industrial Conglomerates - 0.8%
78,079	Ayala Corp. (b)	884,055
1,182,037	JG Summit Holdings, Inc. (b)	951,848
172,247	SM Investments Corp. (b)	2,886,412
		4,722,315
Integrated Telecommunication Services - 1.4%
1,974,191	Chunghwa Telecom Co., Ltd. (b)	7,384,715
10,449,355	Sarana Menara Nusantara Tbk PT (b)	735,306
		8,120,021
Interactive Home Entertainment - 2.0%
297,585	CD Projekt S.A. (b)	11,333,400

Interactive Media & Services - 1.6%
86,987	Kakao Corp. (b)	3,241,424
42,163	NAVER Corp. (b)	5,849,350
		9,090,774
Life & Health Insurance - 2.1%
4,075,984	Cathay Financial Holding Co., Ltd. (b)	5,647,184
3,388,317	Fubon Financial Holding Co., Ltd. (b)	6,614,641
		12,261,825
Life Sciences Tools & Services - 0.6%
5,710	Samsung Biologics Co., Ltd. (a)(b)(d)	3,224,104

Marine Ports & Services - 0.2%
351,129	International Container Terminal Services, Inc. (b)	1,296,390

Marine Transportation - 0.9%
73,725,434	Cia Sud Americana de Vapores S.A. (b)	5,006,953

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Oil & Gas Refining & Marketing - 2.4%
1,491,959	Empresas Copec S.A. (b)	$11,072,156
999,310	Formosa Petrochemical Corp. (b)	2,704,870
		13,777,026
Packaged Foods & Meats - 0.5%
279,484	Grupo Bimbo S.A.B. de C.V. - Class A (b)	1,501,184
344,622	PPB Group Bhd (b)	1,162,153
		2,663,337
Paper Products - 1.8%
4,547,456	Empresas CMPC S.A. (b)	8,700,660
159,913	Suzano S.A. (b)	1,478,499
		10,179,159
Passenger Ground Transportation - 0.3%
141,035	Localiza Rent a Car S.A. (b)	2,017,352

Pharmaceuticals - 0.2%
9,277,398	Kalbe Farma Tbk PT (b)	1,268,545

Precious Metals & Minerals - 0.6%
286,326	Impala Platinum Holdings Ltd. (b)	1,906,482
873,458	Sibanye Stillwater Ltd. (b)	1,345,834
		3,252,316
Real Estate Operating Companies - 0.3%
2,987,959	SM Prime Holdings, Inc. (b)	1,778,176

Semiconductors - 13.2%
663,032	MediaTek, Inc. (b)	14,646,760
162,529	SK Hynix, Inc. (b)	14,209,647
469,651	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (b)	47,397,179
		76,253,586
Soft Drinks & Non-alcoholic Beverages - 0.5%
90,698	Arca Continental S.A.B. de C.V. (b)	930,877
19,627	Fomento Economico Mexicano S.A.B. de C.V. ADR (b)	2,175,457
		3,106,334
Steel - 3.1%
84,511	POSCO Holdings, Inc. ADR (b)	6,249,588
852,363	Vale S.A. (b)	11,455,152
		17,704,740
Technology Hardware, Storage & Peripherals - 8.3%
875,290	Samsung Electronics Co., Ltd. (b)	47,961,096

Wireless Telecommunication Services - 2.1%
2,918,102	America Movil S.A.B. de C.V. (a)(b)	3,167,514
2,969,987	Axiata Group Bhd (b)	1,686,227
1,895,077	CELCOMDIGI BHD (b)	1,668,723
10,848	Globe Telecom, Inc. (b)	340,182
1,383,286	Maxis Bhd (b)	1,215,099
538,128	MTN Group Ltd. (b)	3,949,917
		12,027,662
	TOTAL COMMON STOCKS (Cost $552,932,616)	568,022,448

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
PREFERRED STOCKS - 1.1%
Diversified Banks - 1.0%
704,727	Banco Bradesco S.A. ADR (b)	$2,438,355
534,677	Itau Unibanco Holding S.A. ADR (b)	3,154,594
		5,592,949
Steel - 0.1%
147,806	Gerdau S.A. ADR (b)	771,547
	TOTAL PREFERRED STOCKS (Cost $5,659,115)	6,364,496

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%
15,226,060	First American Government Obligations Fund - Class X, 5.01% (e)	15,226,060
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,226,060)	15,226,060

MONEY MARKET FUNDS - 0.2%
1,128,057	First American Government Obligations Fund - Class X, 5.01% (e)	1,128,057
	TOTAL MONEY MARKET FUNDS (Cost $1,128,057)	1,128,057

	TOTAL INVESTMENTS (Cost $574,945,848) - 102.3%	590,741,061
	Liabilities in Excess of Other Assets - (2.3%)	(13,239,894)
	TOTAL NET ASSETS - 100.0%	$577,501,167

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	This security or a portion of this security was out on loan as of June 30, 2023. Total loaned securities had a market value of $15,157,974 as of June 30, 2023.

(d)	144A restricted security.

(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Freedom 100 Emerging Markets ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Freedom 100 Emerging Markets ETF

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$568,022,448	$-	$-	$568,022,448
Preferred Stocks	6,364,496	-	-	6,364,496
Investments purchased with Proceeds from Securities Lending	15,226,060	-	-	15,226,060
Money Market Funds	1,128,057	-	-	1,128,057
Total Investments in Securities	$590,741,061	$-	$-	$590,741,061

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2023, there were no transfers between Levels 1 and 3 during the reporting period. Below is a reconciliation that details the activity of securities classified as Level 3 during the period ended June 30, 2023.

Freedom 100 Emerging Markets ETF
Rights
Value, Beginning of Period	$-
Purchases	-
Proceeds from Sales	1,186
Net Realized Gains (Losses)	(1,186)
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	-
Transfers In/(Out) of Level 3	-
Value, End of Period	$-